Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employees’ and directors stock options [Member]
Weighted Average Risk-free interest rate	1.67%	2.88%	2.25%
Dividend yield
Weighted Average Volatility factor	73.71%	74.91%	73.31%
Weighted Average Expected life of the options	5 years	6 years	6 years
Consultants stock options [Member]
Weighted Average Risk-free interest rate		2.55%	2.25%
Dividend yield
Weighted Average Volatility factor		75.23%	73.31%
Weighted Average Expected life of the options		6 years	6 years